Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 01, 2013
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2013
Global X China Consumer ETF (Prospectus Summary) | Global X China Consumer ETF | Global X China Consumer ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CHIQ
Global X China Energy ETF (Prospectus Summary) | Global X China Energy ETF | Global X China Energy ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CHIE
Global X China Financials ETF (Prospectus Summary) | Global X China Financials ETF | Global X China Financials ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CHIX
Global X China Industrials ETF (Prospectus Summary) | Global X China Industrials ETF | Global X China Industrials ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CHII
Global X China Materials ETF (Prospectus Summary) | Global X China Materials ETF | Global X China Materials ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CHIM
Global X China Mid Cap ETF (Prospectus Summary) | Global X China Mid Cap ETF | Global X China Mid Cap ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CHIA
Global X NASDAQ China Technology ETF (Prospectus Summary) | Global X NASDAQ China Technology ETF | Global X NASDAQ China Technology ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	QQQC
Global X Brazil Consumer ETF (Prospectus Summary) | Global X Brazil Consumer ETF | Global X Brazil Consumer ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BRAQ
Global X Brazil Financials ETF (Prospectus Summary) | Global X Brazil Financials ETF | Global X Brazil Financials ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BRAF
Global X Brazil Industrials ETF (Prospectus Summary) | Global X Brazil Industrials ETF | Global X Brazil Industrials ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Brazil Materials ETF (Prospectus Summary) | Global X Brazil Materials ETF | Global X Brazil Materials ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Brazil Mid Cap ETF (Prospectus Summary) | Global X Brazil Mid Cap ETF | Global X Brazil Mid Cap ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BRAZ
Global X Brazil Utilities ETF (Prospectus Summary) | Global X Brazil Utilities ETF | Global X Brazil Utilities ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BRAU
Global X FTSE Andean 40 ETF (Prospectus Summary) | Global X FTSE Andean 40 ETF | Global X FTSE Andean 40 ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AND
Global X FTSE Argentina 20 ETF (Prospectus Summary) | Global X FTSE Argentina 20 ETF | Global X FTSE Argentina 20 ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ARGT
Global X FTSE ASEAN 40 ETF (Prospectus Summary) | Global X FTSE ASEAN 40 ETF | Global X FTSE ASEAN 40 ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASEA
Global X FTSE Bangladesh ETF (Prospectus Summary) | Global X FTSE Bangladesh ETF | Global X FTSE Bangladesh ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X FTSE Colombia 20 ETF (Prospectus Summary) | Global X FTSE Colombia 20 ETF | Global X FTSE Colombia 20 ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GXG
Global X FTSE Greece 20 ETF (Prospectus Summary) | Global X FTSE Greece 20 ETF | Global X FTSE Greece 20 ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GREK
Global X FTSE Nordic Region ETF (Prospectus Summary) | Global X FTSE Nordic Region ETF | Global X FTSE Nordic Region ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GXF
Global X FTSE Norway 30 ETF (Prospectus Summary) | Global X FTSE Norway 30 ETF | Global X FTSE Norway 30 ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NORW
Global X Czech Republic ETF (Prospectus Summary) | Global X Czech Republic ETF | Global X Czech Republic ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Nigeria ETF (Prospectus Summary) | Global X Nigeria ETF | Global X Nigeria ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Pakistan KSE-30 ETF (Prospectus Summary) | Global X Pakistan KSE-30 ETF | Global X Pakistan KSE-30 ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	PAK
Global X Qatar ETF (Prospectus Summary) | Global X Qatar ETF | Global X Qatar ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Central Asia ETF(Prospectus Summary) | Global X Central Asia ETF | Global X Central Asia ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Copper Miners ETF (Prospectus Summary) | Global X Copper Miners ETF | Global X Copper Miners ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	COPX
Global X Fertilizers/Potash ETF (Prospectus Summary) | Global X Fertilizers/Potash ETF | Global X Fertilizers/Potash ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SOIL
Global X Gold Explorers ETF (Prospectus Summary) | Global X Gold Explorers ETF | Global X Gold Explorers ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GLDX
Global X Junior Miners ETF (Prospectus Summary) | Global X Junior Miners ETF | Global X Junior Miners ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSXV
Global X Lithium ETF (Prospectus Summary) | Global X Lithium ETF | Global X Lithium ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	LIT
Global X Pure Gold Miners ETF (Prospectus Summary) | Global X Pure Gold Miners ETF | Global X Pure Gold Miners ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GGGG
Global X Silver Miners ETF (Prospectus Summary) | Global X Silver Miners ETF | Global X Silver Miners ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SIL
Global X Uranium ETF (Prospectus Summary) | Global X Uranium ETF | Global X Uranium ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	URA
Global X SuperDividend ETF (Prospectus Summary) | Global X SuperDividend ETF | Global X SuperDividend ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SDIV
Global X Canada Preferred ETF (Prospectus Summary) | Global X Canada Preferred ETF | Global X Canada Preferred ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CNPF
Global X Risk Parity ETF (Prospectus Summary) | Global X Risk Parity ETF | Global X Risk Parity ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Social Media ETF (Prospectus Summary) | Global X Social Media Index ETF | Global X Social Media Index ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SOCL
Global X Central America ETF (Prospectus Summary) | Global X Central America ETF | Global X Central America ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Central and Northern Europe ETF (Prospectus Summary) | Global X Central and Northern Europe ETF | Global X Central and Northern Europe ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Southern Europe ETF (Prospectus Summary) | Global X Southern Europe ETF | Global X Southern Europe ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Eastern Europe ETF (Prospectus Summary) | Global X Eastern Europe ETF | Global X Eastern Europe ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Emerging Africa ETF (Prospectus Summary) | Global X Emerging Africa ETF | Global X Emerging Africa ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFR
Global X Sub-Saharan Africa ETF (Prospectus Summary) | Global X Sub-Saharan Africa ETF | Global X Sub-Saharan Africa ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X FTSE Frontier Markets ETF (Prospectus Summary) | Global X FTSE Frontier Markets ETF | Global X FTSE Frontier Markets ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Next 11 ETF (Prospectus Summary) | Global X Next 11 ETF | Global X Next 11 ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NXTE
Global X FTSE Morocco 20 ETF (Prospectus Summary) | Global X FTSE Morocco 20 ETF | Global X FTSE Morocco 20 ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X FTSE Portugal 20 ETF (Prospectus Summary) | Global X FTSE Portugal 20 ETF | Global X FTSE Portugal 20 ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X FTSE Sri Lanka ETF (Prospectus Summary) | Global X FTSE Sri Lanka ETF | Global X FTSE Sri Lanka ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X FTSE Ukraine Index ETF (Prospectus Summary) | Global X FTSE Ukraine Index ETF | Global X FTSE Ukraine Index ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X FTSE United Arab Emirates 20 ETF (Prospectus Summary) | Global X FTSE United Arab Emirates 20 ETF | Global X FTSE United Arab Emirates 20 ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	UAEX
Global X Hungary ETF (Prospectus Summary) | Global X Hungary Index ETF | Global X Hungary Index ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Kazakhstan ETF (Prospectus Summary) | Global X Kazakhstan ETF | Global X Kazakhstan ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Kuwait ETF (Prospectus Summary) | Global X Kuwait ETF | Global X Kuwait ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Luxembourg ETF (Prospectus Summary) | Global X Luxembourg ETF | Global X Luxembourg ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Slovakia ETF (Prospectus Summary) | Global X Slovakia ETF | Global X Slovakia ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Rare Earths ETF (Prospectus Summary) | Global X Rare Earths ETF | Global X Rare Earths ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	RERX
Global X Strategic Metals ETF (Prospectus Summary) | Global X Strategic Metals ETF | Global X Strategic Metals ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SMX
Global X Cement ETF (Prospectus Summary) | Global X Cement ETF | Global X Cement ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Land ETF (Prospectus Summary) | Global X Land ETF | Global X Land ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X FTSE Railroads ETF (Prospectus Summary) | Global X FTSE Railroads ETF | Global X FTSE Railroads ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X FTSE Toll Roads & Ports ETF (Prospectus Summary) | Global X FTSE Toll Roads & Ports ETF | Global X FTSE Toll Roads & Ports ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X Advanced Materials ETF (Prospectus Summary) | Global X Advanced Materials ETF | Global X Advanced Materials ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA
Global X S&P Pan Arab Index ETF (Prospectus Summary) | Global X S&P Pan Arab ETF | Global X S&P Pan Arab ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	NA